Shareholders' Equity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shareholders Equity
Beginning Balance, Shares	13,123,723	12,054,217
Beginning Balance, Amount	€ 2	€ 1
Exercise of warrants, Shares		1,059,506
Exercise of warrants, Amount		€ 1
Issue of shares - Equity incentive plan		10,000
Issue Of Shares Equity Incentive Plan Amount
Issue of shares - ATM	681,926
Issue of shares - ATM, Amount
Closing balance, Shares	13,805,649	13,123,723
Closing balance, Amount	€ 2	€ 2